Summary of Significant Accounting Policies - Research and Development (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and development expenses [Member]
Research and Development
Reimbursements received from customers	$ 1,400	$ 2,087	$ 3,186
Other Current Assets [Member]
Research and Development
Cost of molds, dies and other tools included in Other current assets	$ 2,991	$ 3,059